Supplement dated March 1, 2024
to the Statement of Additional Information (SAI) of the following fund:
Fund	SAI Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	3/1/2024
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced Fund is hereby revised to remove Charles Bath as portfolio manager for Diamond Hill Capital Management, Inc., subadviser to the Fund.
The rest of the SAI remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_101_(03/24)